As filed with the Securities and Exchange Commission on September 8, 2006

Registration No. 333-131461
Investment Company Act File No. 811-07811

UNITED STATES SECURITIES AND EXCHANGE
COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐ PRE-EFFECTIVE AMENDMENT NO.

☒ POST-EFFECTIVE AMENDMENT NO. 1

JENNISON U.S. EMERGING GROWTH FUND, INC.

(Exact Name of Registrant as Specified in Charter)

Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077

(Address of Principal Executive Offices)

(973) 367-7521

(Registrant’s Telephone Number)

Deborah A. Docs, Esq.
Gateway Center Three
100 Mulberry Street
Newark, New Jersey 07102-4077

(Name and Address of Agent for Service)

with a copy to:

William G. Farrar, Esq.

Sullivan & Cromwell LLP

125 Broad Street

New York, New York 10004

(212) 558-4000

This amendment consists of the following:

(1)          Facing Sheet of the Registration Statement.

(2)          Part C of the Registration Statement (including signature page).

The Proxy Statement and Prospectus are incorporated by reference from the Registrant’s Registration Statement on Form N-14 (File No. 333-131461) filed on February 1, 2006 and as amended on March 9, 2006.

This amendment is being filed solely to file as Exhibits No. 12(a) and 12(b) to this Registration Statement, the Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders of Strategic Partners Managed OTC Fund and Strategic Partners Technology Fund.

PART C
OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

As permitted by Sections 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and the Maryland General Corporation Law (the MGCL), and pursuant to Article V of the Registrant’s Amended and Restated By-Laws (Exhibit (2)(c) to the Registration Statement), the Registrant shall indemnify present and former officers and directors (and persons who serve or served as the officer or director of certain other enterprises at the Registrant’s request), and, to the extent authorized by the Registrant’s Board, employees and agents, against judgments, fines, settlements and expenses, and may advance expenses to such parties, to the fullest extent authorized, and in the manner permitted, by applicable federal and state law. Section 2-418 of the MGCL permits indemnification of directors, officers, employees and agents who are made a party (or threatened to be made a party) to any proceeding by reason of their service in such capacity, unless it is established that (i) the act or omission of such person was material to the matter and (a) was committed in bad faith or (b) was the result of active and deliberate dishonesty; or (ii) such person actually received an improper personal benefit in money, property or services; or (iii) in the case of a criminal proceeding, such person had reasonable cause to believe that the act or omission was unlawful. The MGCL does not permit indemnification in respect of any proceeding by or in the right of the Registrant in which a person is found liable to the Registrant or, for proceedings brought against the Registrant, except in limited circumstances. A Maryland corporation may be required to reimburse officers and directors for reasonable expenses incurred in the successful defense of a proceeding to which such director or officer is a party by reason of his or her service in such capacity. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibits (7)(A) to this Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Pursuant to Article VI of the Registrant ‘s charter, Exhibit (1)(A) to the Registration Statement, directors and officers of the Registrant shall not be liable to its shareholders for monetary damages for breach of fiduciary duty as officers or directors to the extent permitted by law (including the MGCL and the 1940 Act). Under Maryland law, such limitation on liability will not apply to liability resulting from: (a) actual receipt of an improper benefit or profit in money, property or services or (b) active and deliberate dishonesty established by a final judgment as being material to the cause of action.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

Section 9 of the amended Management Agreement and each other Management Agreement (Exhibits (6)(A) (i) to (6)(A)(ii) of the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibits (6)(B) to the Registration Statement) limit the liability of Prudential Investments LLC (PI), Prudential Investment Management, Inc. (PIM) and Jennison Associates LLC (Jennison), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Amended and Restated By-Laws and each Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 16.  EXHIBITS

Exhibits:

(1)           (A) Articles of Incorporation.(1)

(B) Articles of Amendment.(2)

(C) Articles Supplementary.(4)

(D) Articles of Amendment.(6)

(E) Articles of Amendment dated June 30, 2003.(11)

(F) Articles Supplementary dated July 17, 2003.(11)

(G) Articles Supplementary dated February 7, 2005.(13)

(H) Form of Articles Supplementary.(15)

(2)           (A) Amended and Restated By-Laws dated November 16, 2004.(12)

(3)           Not Applicable.

(4)           (A) The form of Plan of Reorganization for the reorganization of Strategic Partners Technology Fund and Jennison Emerging Growth Fund is included as Exhibit A to the Joint Prospectus and Proxy Statement contained in this Registration Statement.

(B) The form of Plan of Reorganization for the reorganization of Strategic Partners Managed OTC Fund and Jennison Emerging Growth Fund is included as Exhibit B to the Joint Prospectus and Proxy Statement contained in this Registration Statement.

(C) The form of Plan of Reorganization for the reorganization of Jennison Technology Fund and Jennison Emerging Growth Fund is included as Exhibit C to the Joint Prospectus and Proxy Statement contained in this Registration Statement.

(5)           Specimen Stock Certificate issued by the Registrant. (2)

(6)           (A) (i) Management Agreement between the Registrant and Prudential Investments Fund Management LLC.(9)

(ii) New Fee Schedule as of May 25, 2004.(14)

(B) Subadvisory Agreement with Jennison Associates LLC.(9)

(7)           (A) Amended and Restated Distribution Agreement between the Registrant and Prudential Investment Management Services LLC.(15)

(B) Selected Dealer Agreement.(3)

(8)           Not Applicable.

(9)           Custodian Contract between the Registrant and The Bank of New York dated June 6, 2005.(14)

(10)         (A) Amended and Restated Distribution and Service Plan for Class A Shares.(3)

(B) Amended and Restated Distribution and Service Plan for Class B Shares.(3)

(C) Amended and Restated Distribution and Service Plan for Class C Shares.(3)

(D) Distribution and Service Plan for Class R Shares dated November 19, 2003.(12)

(E) Form of Distribution and Service Plan for Class L shares for the Fund with Prudential Investment Management Services LLC.(15)

(F) Form of Distribution and Service Plan for Class M shares for the Fund with Prudential Investment Management Services LLC.(15)

(G) Form of Distribution and Service Plan for Class X shares for the Fund with Prudential Investment Management Services LLC.(15)

(H) Form of Distribution and Service Plan for New Class X shares for the Fund with Prudential Investment Management Services LLC.(15)

(I) Rule 12b-1 Fee Waiver for Class A and R Shares.(15)

(J)  Form of Amended and Restated Rule 18f-3 Plan.(15)

(11)         Opinion and consent of DLA Piper Rudnick Gray Cary US LLP as to the legality of the securities being registered.(15)

(12)         (A) Opinion and consent of counsel support tax matters and consequences to shareholders of Strategic Partners Managed OTC Fund.*

(B)  Opinion and consent of counsel support tax matters and consequences to shareholders of Strategic Partners Technology Fund.*

(13)         (A) Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc.(2)

(B) Amendment to Transfer Agency Agreement.(5)

(C) Amendment to Transfer Agency Agreement dated September 4, 2002.(11)

(14)         (A) Consent of KPMG LLP, independent registered public accounting firm, for the Registrant.(15)

(B) Consent of KPMG LLP, independent registered public accounting firm, for Strategic Partners Mutual Funds, Inc. (SPMF), on behalf of Strategic Partners Technology Fund.(15)

(C) Consent of KPMG LLP, independent registered public accounting firm, for SPMF, on behalf of Strategic Partners Managed OTC Fund.(15)

(D) Consent of KPMG LLP, independent registered public accounting firm, for Jennison Sector Funds, Inc., on behalf of Jennison Technology Fund.(15)

(15)         Not Applicable.

(16)         Power of attorney dated September 7, 2005.(14)

(17)         (A) Form of voting instruction card for shareholders of Strategic Partners Technology Fund.(15)

(B) Form of voting instruction card for shareholders of Strategic Partners OTC Fund.(15)

(C) Form of voting instruction card for shareholders of Jennison Technology Fund.(15)

(D) Form of proxy solicitation material being sent to shareholders of Strategic Partners Technology Fund, Strategic Partners OTC Fund and Jennison Technology Fund.(15)

(1) Incorporated by reference to Registrant’s Registration Statement on Form N-1A filed on or about September 11, 1996 (File Nos. 333-11785 and 811-07811).

(2) Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-1A filed on or about October 30, 1996 (File Nos. 333-11785 and 811-07811).

(3) Incorporated by reference to Registrant’s Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A filed on or about October 30, 1998 (File Nos. 333-11785 and 811-07811).

(4) Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 to its Registration Statement on Form N-1A filed on December 31, 1998 (File Nos. 333-11785 and 811-07811).

(5) Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A filed on January 20, 2000 (File Nos. 333-11785 and 811-07811).

(6) Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 24 to the Registration Statement of Prudential Natural Resources Fund, Inc. filed on Form N-1A via EDGAR on July 30, 2002 (File No. 33-15166).

(7) Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A filed on July 31, 2001 of Prudential Natural Resources Fund, Inc. (File No. 33-15166).

(8) Incorporated by reference to Exhibits (p)(1) and (p)(2) to Post-Effective Amendment No. 39 to the Registration Statement on Form N-1A filed on January 29, 2003 of Jennison Sector Funds, Inc. (File No. 2-72097).

(9) Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A filed on December 28, 2001 (File Nos. 333-11785 and 811-07811).

(10) Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 to its Registration Statement on Form N-1A filed on December 30, 2002 (File Nos. 333-11785 and 811-07811).

(11) Incorporated by reference to Registrant’s Post-Effective Amendment No. 12 to its Registration Statement on Form N-1A filed on February 2, 2004 (File Nos. 333-11785 and 811-07811).

(12) Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to its Registration Statement on Form N-1A filed on December 17, 2004 (File Nos. 333-11785 and 811-07811).

(13) Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A filed on February 24, 2005 (File Nos. 333-11785 and 811-07811).

(14) Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 to its Registration Statement on Form N-1A filed on December 23, 2005 (File Nos. 333-11785 and 811-07811).

(15) Incorporated by reference to Registrant’s Registration Statement on Form N-14 filed via EDGAR on February 1, 2006 (File Nos. 333-131461 and 811-07811).

*  Filed herewith.

ITEM 17.  UNDERTAKINGS

(1)  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned Registrant undertakes to file, by post-effective amendment, a copy of the opinion as to certain tax matters, within a reasonable time after receipt of such opinion.

SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Newark, State of New Jersey on the 8th day of September, 2006.

JENNISON U.S. EMERGING GROWTH FUND, INC.
By:	/s/ Judy A. Rice
Judy A. Rice, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

*	Director
Linda W. Bynoe
*	Director
David E.A. Carson
*	Director
Robert G. LaBlanc
*	Director
Robert F. Gunia
*	Director
Douglas H. McCorkindale
*	Director
Richard A. Redeker
*	Director
Judy A. Rice
*	Director
Robin B. Smith
*	Director
Stephen G. Stoneburn
*	Director
Clay T. Whitehead
*	Treasurer and Principal Financial and Accounting Officer
Grace C. Torres

*By:	/s/ CLAUDIA DIGIACOMO
	Claudia DiGiacomo	September 8, 2006
Attorney-in-Fact

*  Pursuant to Powers of Attorney previously filed.

EXHIBIT INDEX

Description

(12)	(A)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders of Strategic Partners Managed OTC Fund.
	(B)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders of Strategic Partners Technology Fund.